Equity (Details) - USD ($)				6 Months Ended
	Dec. 22, 2023	Aug. 18, 2023	Aug. 10, 2022	Jun. 30, 2024	Jun. 30, 2023	Feb. 29, 2024	Jan. 29, 2024	Dec. 31, 2023	Dec. 29, 2023
Equity [Line Items]
Ordinary shares repurchased and cancelled							240,417		240,417
Dividends paid (in Dollars)				$ 57,552	$ 57,402
Percentage of after tax profits				10.00%
Percentage of registered capital				50.00%
Statutory reserve funds (in Dollars)				$ 158,027				$ 135,369
Net restricted assets (in Dollars)				$ 1,027,562				$ 1,027,562
Price per warrant (in Dollars per share)				$ 0.01
Minimum threshold written notice period for redemption of public warrants				30 days
Threshold trading days for redemption of public warrants				20 days
Consecutive trading days				30 days
Public Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 11.5
Warrants expiry term				5 years
Private Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				$ 11.5
Number of warrant				341,500
Ordinary Share [Member] | Public Warrants [Member]
Equity [Line Items]
Sale price of share (in Dollars per share)				$ 18
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				100,000,000				100,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001				$ 0.0001
Vote for each share				10
Ordinary shares, shares issued				24,871,433				24,871,433
Ordinary shares, shares outstanding				24,871,433				24,871,433
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Equity [Line Items]
Ordinary shares, shares outstanding				24,871,433
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001				$ 0.0001
Vote for each share				one
Number of shares issued		1,120,000
Share consideration				1,120,000
Fair value of shares value (in Dollars)		$ 6,160,000
Ordinary shares repurchased and cancelled						240,417
Ordinary shares, shares issued				16,766,549				17,247,383
Ordinary shares, shares outstanding				16,766,549				17,247,383
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 5.5
Class B Ordinary Shares [Member] | Public Rights [Member]
Equity [Line Items]
Shares issued				690,000
Class B Ordinary Shares [Member] | Private Rights [Member]
Equity [Line Items]
Shares issued				34,150
Class B Ordinary Shares [Member] | Shareholders of HMAC [Member]
Equity [Line Items]
Number of shares issued				2,923,999
Class B Ordinary Shares [Member] | Sponsor of HMAC [Member]
Equity [Line Items]
Number of shares issued				1,725,000
Class B Ordinary Shares [Member] | Private Shareholders [Member]
Equity [Line Items]
Number of shares issued				375,650
Class B Ordinary Shares [Member] | Public Shareholders [Member]
Equity [Line Items]
Number of shares issued				823,349
Class B Ordinary Shares [Member] | Financial Advisor [Member]
Equity [Line Items]
Number of shares issued		1,120,000
Class B Ordinary Shares [Member] | Ladenburg Thalmann & Co. Inc. (“LT”) [Member]
Equity [Line Items]
Number of shares purchase	721,250
Number of share purchase value (in Dollars)	$ 1,298,250
Beneficiary Shares Exceeded 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)				$ 15,705,913				$ 15,758,296
Beneficiary Shares Below 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)				$ 1,006,068				$ 1,005,733
Public Units [Member]
Equity [Line Items]
Number of unit sold			6,900,000